Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 47	$ 48
Prepaid expenses and others	1,123	881
Total	$ 1,170	$ 929